Finance income and costs	3 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended March 31,
	2023	2022
	€m	€m
Finance income
Interest income	1.1	—
Net foreign exchange gains on translation of financial assets and liabilities	—	0.9
Total finance income	1.1	0.9
Interest expense (a)	(21.5)	(14.3)
Net foreign exchange losses arising on translation of financial assets and liabilities	(5.8)	—
Net pension interest costs	(1.1)	(0.7)
Amortization of debt discounts and borrowing costs	(1.6)	(0.5)
Net fair value losses on derivatives held at fair value through profit or loss	(0.1)	—
Total finance costs	(30.1)	(15.5)
Net finance costs	(29.0)	(14.6)